ACCOUNTS RECEIVABLE - Summary of Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 970	$ 884
Allowance for doubtful accounts	(61)	(57)	$ (63)
Accounts receivable, net	909	827
Accounts receivable - billed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	432	404
Accounts receivable - unbilled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 538	$ 480